SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS
UNISYS CORPORATION SAVINGS PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN: 38-0387840 & Plan Number 004
DECEMBER 31, 2025

(a)	(b) Identity of issuer, borrower, lessor or similar party	(c) Description of investment including maturity date, number of shares, rate of interest, par or no par, maturity value	(d) Cost	(e) Current value
*	Unisys Corporation Savings Plan Master Trust	Investment in Unisys Corporation Savings Plan Master Trust	**	$1,345,321,427

*	Notes receivable from participants	Interest rates from 4.25% to 10.50% per annum with maturities from 2026 to 2040	**	$3,662,639

*	Denotes party-in-interest as defined by ERISA

**	Cost omitted for participant-directed investments.